Intangible Assests Other Than Goodwill - Favorable lease terms (Table) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value		$ 36,645	$ 0
Additions - Cost	$ 36,900
Additions - Accumulated Amortization		(255)	0	$ 0
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Favourable lease term, Cost		36,900	0	0	$ 0
Favourable lease term, Accumulated Amortization		(255)	0	0	0
Net Book Value		36,645	$ 0	$ 0	$ 0
Additions - Cost		36,900
Additions - Accumulated Amortization		(255)
Additions - Net Book Value		$ 36,645